INTANGIBLE ASSETS, NET (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Intangible Asset, Goodwill and Other [Abstract]
Amortization	$ 6,641	$ 0	$ 0